Thrivent Series Fund, Inc.
625 Fourth Avenue South
Minneapolis, Minnesota 55415
April 28, 2017
VIA EDGAR CORRESPONDENCE
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:	Thrivent Series Fund, Inc., 1933 Act File No. 33-3677 Post-Effective Amendment No. 56 to the Form N-1A Registration Statement
Ladies and Gentlemen:
Attached please find Post-Effective Amendment No. 56 to the registration statement of Thrivent Series Fund, Inc. (the “Registrant”) on Form N-1A, filed in accordance with Rule 485(b) under the Securities Act of 1933. The Registrant hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
If you have any comments, please feel free to contact me at (612) 844-4198.
Thank you,
/s/ Michael W. Kremenak
Michael W. Kremenak Secretary and Chief Legal Officer